Leases - Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash related movements in leases liabilities
Payment of lease liabilities	$ (346)	$ (316)	$ (1,275)	$ (781)	$ (2,718)
Non-cash related movements in lease liabilities
Foreign exchange movements	7	(90)	(57)	(98)	344
Change in lease liabilities	12	496	1,035	2,020	(2,380)
Non-cash related movements in lease liabilities	5	586	978	1,922	(2,036)
(Decrease)/increase in lease liabilities for the year	(341)	270	(297)	1,141	(4,754)
Total lease liabilities - opening	976	1,273	1,273	132	4,886
Total lease liabilities - closing	$ 635	$ 1,543	$ 976	$ 1,273	$ 132